Commitments and contingencies	12 Months Ended
Dec. 31, 2022
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Commitments and contingencies
30.	Commitments and contingencies
Operating lease commitments - Group as lessee
The Group does not has lease contracts that have not yet commenced as of December 31, 2022. The future lease payments for these non-cancellable
lease contracts are as follows:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Within 1 year	2,769	—	—
After 1 year but within 5 years	2,178	—	—
After 5 years	—	—	—

	4,947	—	—

Capital commitments
As of December 31, 2021 and 2022, the Group had capital expenditure (mainly in respect of property, plant and equipment) contracted for but not paid and not recognized in financial statements amounting to RMB 425.2 million and RMB 319.5 million (US$ 46.0 million) respectively. The Group’s share of joint venture’s capital commitment is disclosed in Note 5.